Lease Right-of-Use Asset and Lease Liabilities - Summary of Supplemental Information Related to Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flow used in operating leases	$ 1,650,847	$ 515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	$ 9,380,402	$ 1,982,393
Weighted average remaining lease term - Operating leases (years)	2 years 9 months 18 days	4 years 2 months 12 days
Weighted average discount rate - Operating leases	4.35%	4.35%